SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2025
Disclosure of non-adjusting events after reporting period [abstract]
SUBSEQUENT EVENTS	SUBSEQUENT EVENTS

The Company has evaluated subsequent events until February 27, 2026, date of approval of these consolidated financial statements, to assess the need for potential adjustments or disclosures in these consolidated financial statements in accordance with IAS 10 "Events after the reporting period".

33.1 Share Repurchase Plan

From January 5 to January 8, 2026, the Company repurchased 738,515 shares for a total consideration of 50,000, in accordance with the share repurchase plan authorized prior to December 31, 2025.